Annual Fund Operating Expenses - Investor A, C and Institutional - BLACKROCK GLOBAL DIVIDEND PORTFOLIO	Sep. 28, 2020
INSTITUTIONAL SHARES
Operating Expenses:
Management Fees (as a percentage of Assets)	0.58%	[1],[2]
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.74%
Fee Waiver or Reimbursement
Net Expenses (as a percentage of Assets)	0.74%	[1]
INVESTOR A SHARES
Operating Expenses:
Management Fees (as a percentage of Assets)	0.58%	[1],[2]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	1.00%
Fee Waiver or Reimbursement
Net Expenses (as a percentage of Assets)	1.00%	[1]
INVESTOR C SHARES
Operating Expenses:
Management Fees (as a percentage of Assets)	0.58%	[1],[2]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	1.75%
Fee Waiver or Reimbursement
Net Expenses (as a percentage of Assets)	1.75%	[1]

[1]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 44, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income ETFs managed by BlackRock or its affiliates that have a contractual management fee, through September 30, 2021. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through September 30, 2021. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
[2]	The management fee payable by the Fund is based on assets estimated to be attributable to the Fund’s direct investments in fixed-income and equity securities and instruments, including exchange-traded funds (“ETFs”) advised by BlackRock or other investment advisers, other investments and cash and cash equivalents (including money market funds, whether advised by BlackRock or other investment advisors) and excludes investments in other BlackRock mutual funds (the “underlying funds”).